Contingent liabilities - Summary of Contingent Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [abstract]
Contingent liabilities	kr 1,614	kr 1,198